Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On Nonrecurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate	¥ 2,888		¥ 1,585
Investments in affiliated companies	44,968		132,010
Cost method investments	128		313
Goodwill			13,500
Long-lived assets	9,135		2,418
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate	2,888	[1]	1,585	[1]
Investments in affiliated companies	44,968	[1]	132,010	[1]
Cost method investments	128	[1]	313	[1]
Goodwill			13,500	[1]
Long-lived assets	9,135	[1]	2,418	[1]
Impairment Losses (Before Tax)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate	651		538
Investments in affiliated companies	51,279		25,913
Cost method investments	2,108		1,287
Goodwill			30,323
Long-lived assets	¥ 5,738		¥ 5,416

[1]	Unobservable inputs